Selected Statements of Profit or Loss Data - Schedule of Finance and Other Expense, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Finance and Other Expense, Net [Line Items]
Total finance and other expense, net	$ 11,432	$ 4,642	$ 3,889
Loans [Member]
Schedule of Finance and Other Expense, Net [Line Items]
Total finance and other expense, net	1,363	696	1,117
Lease liability [Member]
Schedule of Finance and Other Expense, Net [Line Items]
Total finance and other expense, net	2,358	1,806	1,750
Exchange rate differences, net [Member]
Schedule of Finance and Other Expense, Net [Line Items]
Total finance and other expense, net	1,015	5,092	(3,750)
Revaluation of derivatives, net [Member]
Schedule of Finance and Other Expense, Net [Line Items]
Total finance and other expense, net	4,577	(4,808)	3,739
Other expenses, net [Member]
Schedule of Finance and Other Expense, Net [Line Items]
Total finance and other expense, net	377	344	55
Bank charges [Member]
Schedule of Finance and Other Expense, Net [Line Items]
Total finance and other expense, net	$ 1,742	$ 1,512	$ 978